Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2016	$ 4,841
2017	3,307
Total	8,148
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2016	56,238
2017	9,237
2018	2,538
2019	1,578
2020	4,591
Thereafter	98
Total	$ 74,280